Warrant Liabilities - Schedule of Warrant liabilities Fair value at Initial Measurement (Details) - Warrant [Member]	4 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Schedule of Warrant liabilities Fair value at Initial Measurement [Line Items]
Warrant liabilities, Warrant outstanding (in Shares) | shares	9,010
Warrant liabilities, Fair value per share (in Dollars per share) | $ / shares	$ 44.902
Warrant liabilities, Fair value	$ 404,551
Loss (gain) on change of fair value of warrant liabilities	6,777
Warrant liabilities, Fair value
March 13, 2026 [Member]
Schedule of Warrant liabilities Fair value at Initial Measurement [Line Items]
Warrant outstanding,De-recognition due to cashless exercise (in Shares) | shares	(9,010)
Fair value per share,De-recognition due to cashless exercise (in Dollars per share) | $ / shares	$ 45.654
Fair value,De-recognition due to cashless exercise	$ (411,328)
Warrant outstanding,At reporting date (in Shares) | shares	9,010
Fair value per share,At reporting date (in Dollars per share) | $ / shares	$ 45.654
Fair value,At reporting date	$ 411,328